CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Obligations (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Secondhand vessel commitments
Contractual Obligations [Line Items]
Contractual obligations	$ 263.7	$ 126.0	$ 0.0
Committed scrubber installations and other minor investments
Contractual Obligations [Line Items]
Contractual obligations	7.5	9.3	12.5
Within one year | Secondhand vessel commitments
Contractual Obligations [Line Items]
Contractual obligations	90.9	126.0	0.0
Within one year | Committed scrubber installations and other minor investments
Contractual Obligations [Line Items]
Contractual obligations	6.0	6.4	8.5
Between one and two years | Secondhand vessel commitments
Contractual Obligations [Line Items]
Contractual obligations	129.6	0.0	0.0
Between one and two years | Committed scrubber installations and other minor investments
Contractual Obligations [Line Items]
Contractual obligations	1.5	1.1	0.0
Between two and three years | Secondhand vessel commitments
Contractual Obligations [Line Items]
Contractual obligations	43.2	0.0	0.0
Between two and three years | Committed scrubber installations and other minor investments
Contractual Obligations [Line Items]
Contractual obligations	0.0	0.9	2.0
Between three and four years | Committed scrubber installations and other minor investments
Contractual Obligations [Line Items]
Contractual obligations	$ 0.0	$ 0.9	$ 2.0